Convertible Debt and Treasury Stock - Treasury Stock (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended				17 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2003	May 31, 2015	Feb. 29, 2016	Dec. 31, 2014
Treasury Stock
Payment for repurchase of ordinary shares	$ 47,624	$ 26,125	$ 61,714
2013 Program
Treasury Stock
Amount approved to repurchase of ordinary shares from net proceeds from convertible senior notes				$ 100,000
Number of ordinary shares repurchased		1.2
Amount authorized to repurchase		$ 100,000
2014 Program
Treasury Stock
Number of ordinary shares repurchased					8.1
Amount authorized to repurchase							$ 500,000
Payment for repurchase of ordinary shares					$ 311,000
2016 Program
Treasury Stock
Number of ordinary shares repurchased	0.8
Amount authorized to repurchase						$ 500,000
Payment for repurchase of ordinary shares	$ 73,700